Client deposits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classification [Abstract]
Financial liabilities at amortized cost		R$ 336,514,597	R$ 304,197,800	R$ 276,042,141
Total		336,514,597	304,197,800	276,042,141
Type: Demand deposits
Current accounts	[1]	28,231,479	18,853,519	17,559,985
Savings accounts		49,039,857	46,068,346	40,572,369
Time deposits		200,739,544	190,982,541	146,817,650
Repurchase agreements		58,503,717	48,293,394	71,092,137
Of which:
Backed operations with Private Securities	[2]	9,506,255	6,977,766	33,902,890
Backed operations with Government Securities		48,997,462	41,315,628	37,189,247
Total		R$ 336,514,597	R$ 304,197,800	R$ 276,042,141

[1]	Non-interest bearing accounts.
[2]	Refers primarily to repurchase agreements backed by own-issued debentures.